SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF SHARE CAPITAL

	Number of shares *
	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.000000000000287 par value	348,083,623,693,379,791,533,527	379,504	592,761	40,535

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

New Deferred shares USD 0.00000000000001 par value	7,999,999,999,999,982,413,677	-	-	-

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.

	Number of shares
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

SCHEDULE OF RESTRICTED STOCK UNIT
	Year ended December 31, 2024	Year ended December 31, 2023

Outstanding at the beginning of the year	63	-
Granted	15,373	92
Vested	(15,342)	(27)
Forfeited	(25)	(2)
Outstanding at the end of year	69	63

SCHEDULE OF SHARE OPTION GRANTED

	Year ended December 31, 2024		Year ended December 31, 2023
	Number of options	Weighted average Exercise price (USD$)	Number of options	Weighted average Exercise price (USD$)
Outstanding at beginning of year	30	149.45	27	94.5
Issue of options	23,951	83.50	18	175.36
Expired	(1)	188	(15)	66.30

Outstanding at the end of year	23,980	83.57	30	149.45
Exercisable options	23,966	83.54	27	146.78